UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
                 -----------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                           Wilkie Farr & Gallagher LLP
                              1875 K Street, N.W.
                           Washington, D.C. 20006-1238

         registrant's telephone number, including area code: 212-648-1953
                                                             ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.



                              FINANCIAL STATEMENTS

                       For the year ended March 31, 2007

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                        For the year ended March 31, 2007



                                    CONTENTS


Report of Independent Registered Public Accounting Firm.....................   1
Schedule of Investments.....................................................   2
Statement of Assets, Liabilities and Members' Capital.......................   4
Statement of Operations.....................................................   5
Statement of Changes in Members' Capital....................................   6
Statement of Cash Flows.....................................................   7
Financial Highlights........................................................   8
Notes to Financial Statements...............................................   9
Directors and Officers Biographical Data ...................................  17
Supplemental Disclosure ....................................................  21

[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                   PRICEWATERHOUSECOOPERS LLP
                                                   PricewaterhouseCoopers Center
                                                   300 Madison Avenue
                                                   New York NY 10017
                                                   Telephone (646) 471 3000
                                                   Facsimile (813) 286 6000


             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of J.P. Morgan Multi-Strategy Fund, L.L.C.

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") at March 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period August 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2007 by correspondence with the investment funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
May 30, 2007

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                 March 31, 2007


                                                                                                              % OF
                                                                                                            MEMBERS'
STRATEGY                         INVESTMENT FUND                               COST          FAIR VALUE     CAPITAL     LIQUIDITY
--------                         ---------------                           ------------     ------------    --------    ---------
Distressed Securities            Ore Hill Fund, L.P.                       $  3,095,000     $  4,548,400      2.89%    Semi-Annually
Distressed Securities            Strategic Value Restructuring Fund, L.P.     6,112,337        7,950,233      5.05%       Annually
                                                                           ------------     ------------     -----

                                 TOTAL                                        9,207,337       12,498,633      7.94%
                                                                           ------------     ------------    ------

Long/Short Equities              Black Bear Fund I, L.P.                      5,084,000        5,967,435      3.79%      Quarterly
Long/Short Equities              Eastern Advisor Fund, L.P.                     322,253          316,649      0.20%     Side Pocket
Long/Short Equities              Glenview Institutional Partners, L.P.        4,328,952        6,356,224      4.04%      Quarterly
Long/Short Equities              Lansdowne European Long Only, L.P.           4,400,000        5,132,202      3.26%      Quarterly
Long/Short Equities              Narragansett I. L.P.                            11,743            7,942      0.01%     Side Pocket
Long/Short Equities              PMA Prospect Fund                            5,811,409        5,994,949      3.81%       Monthly
Long/Short Equities              Tremblant Concentrated Fund, L.P.            5,000,000        5,100,225      3.24%       Annually
Long/Short Equities              ValueAct Capital Partners, L.P.              5,750,000        6,489,210      4.12%       Annually
Long/Short Equities              ValueAct Capital Partners III, L.P.          3,500,000        3,612,390      2.29%       Annually
Long/Short Equities              Whitney New Japan Partners, L.P.             6,190,234        5,921,410      3.76%      Quarterly
                                                                           ------------     ------------     -----

                                 TOTAL                                       40,398,591       44,898,636     28.52%
                                                                           ------------     ------------     -----

Merger Arbitrage/Event Driven    Deephaven Event Fund, LLC                    4,771,973        6,262,410      3.98%       Monthly
Merger Arbitrage/Event Driven    Magnetar Capital Fund, L.P.                  6,000,000        7,170,548      4.55%    Semi-Annually
Merger Arbitrage/Event Driven    Pendragon Lancelot II Fund, LLC              4,150,885        6,066,175      3.85%      Quarterly
                                                                           ------------     ------------     -----

                                 TOTAL                                       14,922,858       19,499,133     12.38%
                                                                           ------------     ------------     -----

Opportunistic                    Brevan Howard, L.P.                          4,684,000        5,685,417      3.61%       Monthly
Opportunistic                    Red Kite Compass Fund, L.P.                  2,499,810        3,040,313      1.93%      Quarterly
                                                                           ------------     ------------    ------

                                 TOTAL                                        7,183,810        8,725,730      5.54%
                                                                           ------------     ------------    ------

Relative Value                   Aviator Partners, L.P.                           8,179            4,246      0.00%      Quarterly
Relative Value                   BAM Opportunity, L.P.                        4,590,604        4,718,862      3.00%      Quarterly
Relative Value                   Black River Commodity
                                   Multi-Strategy Fund, LLC                   4,200,000        4,599,458      2.92%    Semi-Annually
Relative Value                   D.E. Shaw Composite Fund, LLC                6,458,575        7,790,238      4.95%      Quarterly
Relative Value                   D.E. Shaw Oculus Fund, LLC                   3,750,000        5,638,658      3.58%      Quarterly
Relative Value                   DKR Sound Shore Oasis Fund, L.P.             6,371,533        7,947,221      5.05%      Quarterly
Relative Value                   Evolution M Fund, L.P.                       6,805,533        7,865,451      5.00%      Quarterly
Relative Value                   Hudson Bay Fund, L.P.                        4,250,000        4,595,321      2.92%      Quarterly
Relative Value                   QVT Associates, L.P.                         7,192,000        9,661,872      6.14%      Quarterly
Relative Value                   Red Kite Metals Fund, LLC                    4,250,000        4,737,444      3.00%      Quarterly
Relative Value                   Waterfall Eden Fund, L.P.                    2,750,000        2,729,375      1.73%      Quarterly
                                                                           ------------     ------------    ------

                                 TOTAL                                       50,626,424       60,288,146     38.29%
                                                                           ------------     ------------    ------

Short Selling                    Copper River Partners, L.P.                  3,555,569        3,668,476      2.33%       Annually
Short Selling                    Kingsford Capital Partners, L.P.             3,729,682        3,905,128      2.48%      Quarterly
                                                                           ------------     ------------    ------

                                 TOTAL                                        7,285,251        7,573,604      4.81%
                                                                           ------------     ------------    ------




                                 TOTAL INVESTMENTS                         $129,624,271      153,483,882     97.48%
                                                                           ============

                                 Other Assets, less Other Liabilities                          3,960,714      2.52%
                                                                                            ------------    ------

                                 MEMBERS' CAPITAL                                           $157,444,596    100.00%
                                                                                            ============    ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                      Schedule of Investments (concluded)
                                 March 31, 2007



           INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS


Relative Value                     39.28%
Long/Short Equities                29.25%
Merger Arbitrage/Event Driven      12.71%
Distressed Securities               8.14%
Opportunistic                       5.69%
Short Selling                       4.93%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 97.48% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.



None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                                 March 31, 2007


ASSETS
Investments in investment funds, at fair value
  (cost $129,624,271)                                               $153,483,882
Cash and cash equivalents                                              3,785,233
Investments paid in advance                                            1,500,000
Receivable for Investments sold                                       11,107,601
Prepaid fees                                                              45,512
Interest receivable                                                       15,024
                                                                    ------------
           TOTAL ASSETS                                              169,937,252
                                                                    ------------

LIABILITIES
Tender offer proceeds payable                                          9,609,675
Line of Credit payable                                                 1,800,000
Contributions received in advance                                        600,000
Professional fees payable                                                215,450
Management Fees and Manager
  Administrative Services Fees payable                                   193,676
Administration fees payable                                               56,662
Other accrued expenses                                                    17,193
                                                                    ------------
           TOTAL LIABILITIES                                          12,492,656
                                                                    ------------

MEMBERS' CAPITAL                                                    $157,444,596
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

             J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                     Statement of Operations
                For the year ended March 31, 2007


INVESTMENT INCOME
Interest                                                            $   382,505
                                                                    -----------

EXPENSES
Management Fees and Manager Administrative Services Fees              2,241,479
Administration fees                                                     237,575
Professional fees                                                       217,875
Insurance expenses                                                       84,513
Directors fees                                                           31,811
Interest expense                                                         24,371
SEC filing fees                                                          13,951
Custodian fees                                                           12,890
Other expenses                                                           37,569
                                                                    -----------
   Total expenses                                                     2,902,034
                                                                    -----------

   NET INVESTMENT LOSS                                               (2,519,529)
                                                                    -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
   Net realized gain from investment fund transactions                5,478,770
   Net change in unrealized appreciation on investment funds          7,462,874
                                                                    -----------

                                                                     12,941,644
                                                                    -----------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $10,422,115
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                Statement of Changes in Members' Capital
                   For the year ended March 31, 2007


                                                              MANAGING       SPECIAL
                                                               MEMBER         MEMBER         OTHER MEMBERS         TOTAL
FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $  (163)       $ (1,530)       $ (2,517,836)      $ (2,519,529)
  Net realized gain from investment fund transactions             405           6,876           5,471,489          5,478,770
  Net change in unrealized gain on investment funds               496           3,227           7,459,151          7,462,874
  Incentive allocation                                            (36)        309,692            (309,656)                --
                                                              --------------------------------------------------------------
    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
       OPERATIONS                                                 702         318,265          10,103,148         10,422,115
FROM MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                            --              --          53,200,000         53,200,000
  Repurchase fee                                                    7             131              99,620             99,758
  Capital redemptions                                              --         (17,620)        (33,682,553)       (33,700,173)
                                                              --------------------------------------------------------------
    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                    7         (17,489)         19,617,067         19,599,585
                                                              --------------------------------------------------------------
  NET CHANGE IN MEMBERS' CAPITAL                                  709         300,776          29,720,215         30,021,700
  MEMBERS' CAPITAL AT APRIL 1, 2006                            11,348         227,482         127,184,066        127,422,896
                                                              --------------------------------------------------------------

  MEMBERS' CAPITAL AT MARCH 31, 2007                          $12,057        $528,258        $156,904,281       $157,444,596
                                                              ==============================================================


                                                  For the year ended March 31, 2006

                                                              MANAGING       SPECIAL
                                                               MEMBER         MEMBER         OTHER MEMBERS         TOTAL
FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $  (224)       $ (2,161)       $ (2,265,866)      $ (2,268,251)
  Net realized gain from investment fund transactions              80             446             733,086            733,612
  Net change in unrealized gain on investment funds             1,080          15,217          11,701,957         11,718,254
  Incentive allocation                                            (46)        491,203            (491,157)                --
                                                              --------------------------------------------------------------
    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
       OPERATIONS                                                 890         504,705           9,678,020         10,183,615
FROM MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                            --              --          43,316,500         43,316,500
  Capital redemptions                                              --        (356,784)        (12,316,217)       (12,673,001)
                                                              --------------------------------------------------------------
    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                   --        (356,784)         31,000,283         30,643,499
                                                              --------------------------------------------------------------
    NET CHANGE IN MEMBERS' CAPITAL                                890         147,921          40,678,303         40,827,114
    MEMBERS' CAPITAL AT APRIL 1, 2005                          10,458          79,561          86,505,763         86,595,782
                                                              --------------------------------------------------------------

    MEMBERS' CAPITAL AT MARCH 31, 2006                        $11,348        $227,482        $127,184,066       $127,422,896
                                                              ==============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows
                        For the year ended March 31, 2007


CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from operations                        $ 10,422,115
  Adjustments to reconcile net increase in members' capital
  derived from operations to net cash used in operating activities:
    Purchases of investment funds                                                  (74,962,276)
    Proceeds from dispositions of investment funds                                  52,028,372
    Net realized gain from investment fund transactions                             (5,478,770)
    Net change in unrealized gain on investment funds                               (7,462,874)
    Decrease in investments paid in advance                                          5,500,000
    Increase in receivable for investment funds sold                                (5,765,834)
    Increase in prepaid fees                                                            (6,512)
    Decrease in interest receivable                                                     19,572
    Increase in professional fees payable                                               59,393
    Increase in management fees and manager administrative services fees payable        10,875
    Increase in administration fees payable                                             45,466
    Increase in other accrued expenses                                                  11,533
                                                                                  ------------

       NET CASH USED IN OPERATING ACTIVITIES                                       (25,578,940)
                                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                             47,244,758
  Capital redemptions                                                              (29,800,653)
  Increase in line of credit payable                                                 1,800,000
                                                                                  ------------

       NET CASH PROVIDED BY FINANCING ACTIVITIES                                    19,244,105
                                                                                  ------------

NET DECREASE IN CASH                                                                (6,334,835)

Cash and cash equivalents at beginning of year                                      10,120,068
                                                                                  ------------

Cash and cash equivalents at end of year                                          $  3,785,233
                                                                                  ============

  SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Interest expense paid during the year                                         $        794
                                                                                  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights


RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:


                                                                                                         FOR THE PERIOD FROM
                                                                                                            AUGUST 1, 2004
                                                                                                          (COMMENCEMENT OF
                                                     FOR THE YEAR ENDED       FOR THE YEAR ENDED            OPERATIONS) TO
                                                       MARCH 31, 2007           MARCH 31, 2006              MARCH 31, 2005
                                                     ------------------       ------------------         --------------------
TOTAL RETURN BEFORE PERFORMANCE ALLOCATION                    6.33%                    8.96%                     4.80%     (c)
PERFORMANCE ALLOCATION                                       (0.18%)                  (0.42%)                   (0.24%)    (c)
                                                         ------------             ------------              -----------
TOTAL RETURN AFTER PERFORMANCE ALLOCATION                     6.15%                    8.54%                     4.56%     (c)

RATIOS TO AVERAGE NET ASSETS:
   Expenses, before waivers (a)                               1.85%                    2.30%                     3.05%     (b)

   Expenses, net of waivers (a)                               1.85%                    2.20%                     2.30%     (b)
   Performance allocation                                     0.20%                    0.45%                     0.26%
                                                         ------------             ------------              -----------
   Expenses including performance allocation,
      net of waivers (a)                                      2.05%                    2.65%                     2.56%     (b)

   Net investment loss, before waivers (a)                   (1.61%)                  (2.19%)                   (3.00%)    (b)
   Net investment loss, net of waivers (a)                   (1.61%)                  (2.09%)                   (2.25%)    (b)

Portfolio turnover rate                                      34.88%                   38.28%                     2.30%     (c)
Net Assets applicable to Other Members                   $156,904,281             $127,184,066              $86,505,763

(a) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005 and for the year ended
    March 31, 2006.
(b) Annualized
(c) Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS. HOWEVER, TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all incentive-based performance allocations, if any from Members' accounts.

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

Investments in Investment Funds with a value of $153,483,882, which is approximately 97.5% of the Fund's net assets at March 31, 2007 have been fair valued and are illiquid and restricted as to resale or transfer.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included as unrealized appreciation or depreciation in the Statement of Operations.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

On December 22, 2006, the Securities and Exchange Commission announced that it would not object if a fund implements the Interpretation in its net asset calculation as late as its last net asset calculation in the first required financial statement reporting period for its fiscal year beginning after December 31, 2006. Consequently, the Fund will be required to comply with the Interpretation by September 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (approximately 1.25% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

Prior to April 1, 2006 the Fund paid the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the year ended March 31, 2007, the Funds' operating expenses did not exceed the expense limitation. The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC did not waive any of its fees for the year ended March 31, 2007. Any previously waived fees by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

PFPC Trust Company ("PFPC Trust") serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services, the Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

4. LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $8 million. Interest is payable on any outstanding balance at PRIME plus Margin (0%) or LIBOR plus Margin (0.85%). During the year ended March 31, 2007, interest expense on such borrowings was $10,049, of which $9,255 was payable as of March 31, 2007. The average outstanding line of credit balance for the 39 days outstanding during the fiscal year ended March 31, 2007 was $1,582,051. The average interest paid on such borrowing was 6.07%. Credit facility fees incurred for the year ended March 31, 2007 amounted to $14,322.

5. SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the year ended March 31, 2007 amounted to $74,962,276 and $52,028,372 respectively.

At March 31, 2007, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $53,439,341 and gross unrealized depreciation on investments was $29,579,730, resulting in net unrealized appreciation on investments of $23,859,611.

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the year ended March 31, 2007, the fund charged Members' $100,879 in repurchase fees, of which $1,121 was applied to the remaining Members' capital accounts effective April 1, 2007.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, each Member's return on investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year (the "Performance Allocation"), net of the Member's allocable share of the Management Fee and the Manager Administrative Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member. The "Preferred Return" is equal to the 3-month U.S. Treasury Bill yield (as defined below) for each month during the relevant calendar year (or any shorter period of calculation). The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities", or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.

Prior to April 1, 2005 the performance allocation was calculated in the following manner: (1) net capital appreciation up to a 6% return remains allocated to each Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member.

No Performance Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Performance Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

As of December 31, 2006, $238,227 was reallocated to the capital account of the Special Member. An additional $13,166 was reallocated to the capital account of the Special Member on March 31, 2007 resulting from Members tendering interests for repurchase as of such date. Based upon profits for the period from January 1, 2007 to March 31, 2007, the additional Incentive Allocation that would be reallocated to the Special Member is $247,829. This amount is subject to change as Incentive Allocations occur at the end of each calendar year.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk. Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

8. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2007 (concluded)
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

Through May 1, 2007 the Fund received subscriptions from investors of $3,610,000 of which $600,000 was received in advance of March 31, 2007.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF              PRINCIPAL          IN FUND
                              POSITION(S)    OFFICE(I) AND     OCCUPATION(S) DURING     COMPLEX
                               HELD WITH    LENGTH OF TIME           THE PAST         OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS            DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                              May 26, 2004     Senior Vice                           Board Member, Children's
Stone Energy Corporation       Director       to present      President and Chief        None.      Hospital of New Orleans; Board
625 East Kaliste Saloom Road                                  Financial Officer of                  Member, J.P. Morgan Corporate
Lafayette, LA 70508                                           Stone Energy                          Finance Investors; Board Member,
DOB: 6-29-1957                                                Corporation (oil and                  J.P. Morgan U.S. Corporate
                                                              gas company); prior                   Finance Investors II; Board
                                                              thereto, Partner,                     Member, J.P. Morgan Europe
                                                              Director of Research                  Corporate Finance Investors II;
                                                              and Senior Energy                     Board Member, J.P. Morgan
                                                              Analyst of Johnson                    Venture Capital Investors; Board
                                                              Rice & Co. L.L.C.                     Member, J.P. Morgan Venture
                                                              (investment banking                   Capital Investors II
                                                              firm).
------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman                            May 26, 2004     President and CEO of       None.      Chairman of the Board, Talor
Minnesota Research Fund,       Director     to February 27,   Minnesota Research                    Building Systems, Inc.; Board
Suite 260                                        2007         Fund (technology);                    Member, Nanocopoeia, Inc.; Board
1000 Westgate Drive                                           prior thereto,                        Member, Apprise, Inc.; Board
St. Paul, MN 55114                                            Corporate                             Member, J.P. Morgan Corporate
DOB: 2-21-1946                                                Development and                       Finance Investors; Board Member,
                                                              Investment Manager                    J.P. Morgan U.S. Corporate
                                                              in the Corporate                      Finance Investors II; Board
                                                              Enterprise                            Member, J.P. Morgan Europe
                                                              Development                           Corporate Finance Investors II;
                                                              Department,                           Board Member, J.P. Morgan
                                                              Minnesota Mining and                  Venture Capital Investors; Board
                                                              Manufacturing (3M)                    Member, J.P. Morgan Venture
                                                              (a multinational                      Capital Investors II
                                                              manufacturing
                                                              company).
------------------------------------------------------------------------------------------------------------------------------------

  (i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF              PRINCIPAL          IN FUND
                              POSITION(S)    OFFICE(I) AND     OCCUPATION(S) DURING     COMPLEX
                               HELD WITH    LENGTH OF TIME           THE PAST         OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS            DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director      May 26, 2004     Executive Vice             None.      Board Member, AT&T Investment
Prendergast                                   to present      President of Finance                  Management Corp.; Board Member,
Prendergast Capital                                           of LaBranche & Co.                    Batterymarch Global Emerging
Management                                                    (specialist firm on                   Markets Fund; Board Member,
270 Davidson Avenue                                           the NYSE); prior                      Cincinnati Incorporated; Board
Somerset, NJ 08873                                            thereto Chairman and                  Member, Aftermarket Technology
DOB: 4-20-1941                                                CEO of AT&T                           Corp.; Private Equity Fund
                                                              Investment                            Advisory Board Member, E.M.
                                                              Management Corp.                      Warburg, Pincus & Co.; Private
                                                              (money management                     Equity Fund Advisory Board
                                                              company).                             Member, Lehman Brothers;
                                                                                                    International Capital Markets
                                                                                                    Advisory Board Member, NYSE;
                                                                                                    Board Member, Turrell Fund;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Corporate Finance Investors;
                                                                                                    Board Member, J.P. Morgan U.S.
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan Europe
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Venture Capital Investors; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors ; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors II
------------------------------------------------------------------------------------------------------------------------------------

  (i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF              PRINCIPAL          IN FUND
                              POSITION(S)    OFFICE(I) AND     OCCUPATION(S) DURING     COMPLEX
                               HELD WITH    LENGTH OF TIME           THE PAST         OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS            DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Director       May 26, 2005      Managing Director,        None.     Board Member, National Surgical
JPMorgan Investment                            to present       JPMorgan Investment                 Hospitals, Inc.; Board Member,
Management, Inc.                                                Management, Inc.                    Response Insurance; and Board
245 Park Avenue, Floor 3                                                                            Member, Performance, Inc.;
New York, NY 10167                                                                                  Advisory Board Member, Accel
DOB: 2-2-1956                                                                                       Partners; Advisory Board Member,
                                                                                                    Accel-IDG; Advisory Board
                                                                                                    Member, Accel London; Advisory
                                                                                                    Board Member, Apax US; Advisory
                                                                                                    Board Member, Clayton, Dubilier
                                                                                                    & Rice; Advisory Board Member,
                                                                                                    Fenway Partners; Advisory Board
                                                                                                    Member, Great Hill Equity
                                                                                                    Partners; Advisory Board Member,
                                                                                                    Highbridge Capital Corp.;
                                                                                                    Advisory Board Member, MeriTech
                                                                                                    Capital Partners; Advisory Board
                                                                                                    Member, New Enterprise
                                                                                                    Associates; Advisory Board
                                                                                                    Member, North Bridge Growth
                                                                                                    Equity; Advisory Board Member,
                                                                                                    North Bridge Venture Partners;
                                                                                                    Advisory Board Member, Redpoint
                                                                                                    Omega; Advisory Board Member,
                                                                                                    Redpoint Venture Partners;
                                                                                                    Advisory Board Member, TA
                                                                                                    Associates; and Advisory Board
                                                                                                    Member, Valhalla Partners.
------------------------------------------------------------------------------------------------------------------------------------

  (i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                TERM OF                                  PRINCIPAL
                                      POSITION(S)             OFFICE AND                           OCCUPATION(S) DURING
                                       HELD WITH            LENGTH OF TIME                                THE PAST
   NAME, ADDRESS, AND AGE                FUND                   SERVED                                    5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein              Chief Executive Officer     May 26, 2005        Managing Director, JPMorgan Investment Management,
JPMorgan Investment                                          to present         Inc.
Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 2-2-1956

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo               Chief Financial Officer     May 26, 2005        Vice President and Chief Financial Officer, J.P.
J.P. Morgan Alternative Asset                                to present         Morgan Alternative Asset Management, Inc.; prior
Management, Inc.                                                                thereto Senior Vice President, Kenmar Advisory Corp.
245 Park Avenue, Floor 3                                                        (an asset management firm).
New York, NY 10167
DOB: 7-27-1960
------------------------------------------------------------------------------------------------------------------------------------


The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended March 31, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Supplemental Disclosure (unaudited)
--------------------------------------------------------------------------------

Gerald A. Okerman resigned from the Board of Directors of the Fund effective February 27, 2007.

ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that S. Lawrence Prendergast is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,000 for 2007 and $40,000 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $87,500 for 2007 and $50,000 for 2006.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 2007 and $0 for 2006.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act and the Sarbanes-Oxley Act of 2002.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

           (b) N/A

           (c) 100%

           (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2007 and $0 in 2006.

    (h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                 J.P. MORGAN ALTERNATIVE ASSET MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES


Objective

J.P. Morgan Alternative Asset Management, Inc. ("JPMAAM"), an investment adviser registered with the U.S. Securities and Exchange Commission and an affiliate of JPMorgan Chase & Co. ("JPMC"), is responsible for the allocation of assets on behalf of its clients to various private investment funds, including hedge funds and other alternative investment pools that are structured as private limited partnerships, limited liability companies or offshore corporations (collectively, "Alternative Investments"). The voting rights of Alternative Investments generally are contract rights set forth in the organizational documents (e.g., the limited partnership agreement, Limited Liability Company agreement or memorandum and articles of association). As privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, Alternative Investments do not issue proxies. Instead, they often solicit consents from their limited partners, members or shareholders.


As an investment manager, JPMAAM, in the normal course of business, is typically granted by its clients the authority to vote the proxies or consents of Alternative Investments (and very rarely, proxies for securities that are received as a result of in-kind redemptions from Alternative Investments). In accordance with the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable fiduciary and regulatory standards, JPMAAM's objective is to vote the solicitations, consents and proxies (hereinafter referred to as "proxies") in the best interests of its clients. To further that objective, JPMAAM has adopted these Proxy Voting Policies and Procedures.


The Proxy Voting Process

1. VOTING IN GENERAL. JPMAAM's Portfolio Management Group ("PMG") as part of its ongoing analysis of client holdings monitors significant developments relating to the portfolio of Alternative Investments. Situations may arise in which more than one client invests in the same Alternative Investment or securities. BECAUSE IN THE CONTEXT OF ALTERNATIVE INVESTMENTS EACH SOLICITED VOTE RAISES UNIQUE QUESTIONS AND IS AN INTEGRAL PART OF JPMAAM'S INVESTMENT PROCESS, EACH PROXY OR OTHER SOLICITATION WITH RESPECT TO ALTERNATIVE INVESTMENTS WILL BE ANALYZED BY A MEMBER OR MEMBERS OF PMG ON A CASE-BY-CASE BASIS.

         As a result, JPMAAM may cast different votes on behalf of different clients.


2. RESPONSIBILITY FOR VOTE FOR ALTERNATIVE INVESTMENTS - PRIMARY CONTACT FOR THE MANAGER OF THE UNDERLYING HEDGE FUND OR OTHER PERSON IDENTIFIED. Where the proxy being voted is with respect to interests in an underlying hedge fund ("UHF") owned by a JPMAAM client over which JPMAAM has discretionary investment authority, it shall be the responsibility of the Primary portfolio manager ("Primary") in PMG responsible for that UHF to vote the proxy in a timely manner and otherwise in accordance with these procedures. In the absence of the Primary, the Chief Investment Officer shall assign such responsibility to another person in PMG in accordance with the procedures set forth below in this section.


3. PROCEDURES FOR VOTING PROXIES. JPMAAM has adopted the following procedures in order to ensure that all proxy materials are processed in a timely fashion:

         o All proxies and related materials should be received by, or forwarded to, JPMAAM Operations ("Operations") and processed by the designated person or persons within Operations.

         o    Operations will:

                   o     Forward the materials by e-mail to:

                            |X| the Primary for that UHF/manager, as well as PMG as a whole; and

                            |X|     the Chief Compliance Officer ("CCO").

                   o     Include in the cover email the following information:

                            |X|     name of UHF and manager;

                            |X| name(s) of the JPMAAM client portfolio(s) holding interests in this UHF; and

                            |X| the date and time by which JPMAAM must submit the proxy (the "Voting Deadline"). (This is to allow enough time for the completed proxy to be returned to the issuer prior to the Voting Deadline.)

         o The CCO will initially review the proxy material to determine if a material conflict of interest exists that would prevent PMG from voting. If there is no conflict of interest the CCO will inform PMG that it may vote the proxy as it determines. If there is a material conflict of interest, see Escalation of Conflicts of Interest, below.

         o The Primary, upon receiving approval from the CCO to vote the proxy, will analyze the proxy materials and make a decision on how to vote the proxy, conferring with other PMG personnel if appropriate. The Primary shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to Operations (by close of business on the day before the Voting Deadline, unless otherwise agreed with Operations), copying the CCO. Once instructions are received in a timely manner from the Primary, Operations shall have responsibility for completing, executing and submitting the proxy prior to the Voting Deadline.

         o In some cases, proxy materials may stipulate how a failure to vote the proxy will be interpreted (for example, proxy materials may stipulate that a "no" vote will be deemed to be a vote in favor of the proposal, or that there is no need to submit a proxy if there is an intention to vote in favor of a proposal). In such cases, the Primary must still determine how to vote the proxy, and convey this decision via email or other written communication to Operations, as described above. If the proxy materials dictate that an actual written proxy need not be submitted, Operations shall still email PMG's decision to the UHF and keep a copy of that email in its files.


MATERIAL CONFLICTS OF INTEREST

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interests that may arise between the investment adviser and its clients and/or investors. Material conflicts of interest may arise when management of a JPMAAM client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may affect JPMAAM's relationship with such company and materially impact JPMAAM's business; or when a personal relationship between a JPMAAM officer and management of a company or other proponents of proxy proposals could impact the voting decision. Given JPMAAM's position as a subsidiary of JPMC, material conflicts of interest can also arise between the interests of JPMC and JPMAAM's clients.

ESCALATION OF CONFLICTS OF INTEREST

The CCO is responsible for initially identifying potential material conflicts of interest. If a potential material conflict of interest is identified by the CCO, JPMAAM will forward the proxy material to internal and/or external counsel for review. Such counsel will provide their advice on proceeding with the vote. If a material conflict of interest is identified involving the interests of JPMAAM and its clients or investors, it is the responsibility of the CCO, in consultation with senior management and the Proxy Voting Committee (described below) to evaluate the matter and determine the final voting decision.

Depending upon the nature of the material conflict, JPMAAM may elect to take one or more of the following measures, or other appropriate action:

        |_|   removing certain JPMAAM personnel from the proxy voting process;
        |_|   "walling off" personnel with knowledge of the material conflict to ensure that such  personnel do not  influence  the relevant  proxy vote;
        |_|   deferring  the  vote  to  a  proxy  voting  service  and  vote  in accordance with their recommendation; or
        |_|   abstaining from voting the proxy.


The resolution of all potential and actual material conflict issues presented to senior management will be thoroughly documented.


PROXY VOTING COMMITTEE

A Proxy Voting Committee composed of senior individuals from Legal, Compliance, Risk Management, PMG and Operations provides oversight of the proxy voting process on an on-going basis. The primary purposes of the Committee are to (i) periodically review general proxy voting matters, and (ii) discuss and arrive at conclusions on more controversial proxy voting issues.


RECORDKEEPING

JPMAAM is required to maintain in an easily accessible place for five (5) years all records relating to the proxy voting process (the first two years at the office of JPMAAM). Those records will be kept by Operations and will include the following:


    |_| a copy of each proxy statement received on behalf of JPMAAM clients;
    |_| a record of each vote cast on behalf of JPMAAM client holdings;
    |_| a copy of all documents created by JPMAAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and
    |_| a copy of each written request by a JPMAAM investor for information on how JPMAAM voted proxies on behalf of a client, as well as a copy of any written response by JPMAAM to any request by an investor for information on how JPMAAM voted proxies on behalf of a client.


        Adopted:  May 26, 2004
        Revised:  February 1, 2007


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Information regarding the individuals primarily involved in the management of the Fund's portfolio is set out below. This information is provided as of June 8, 2007.

    PAUL ZUMMO is Chief Investment Officer and a Managing Director of J.P. Morgan Alternative Asset Management, Inc. (the "Adviser"), the Fund's investment adviser. He has been with the Adviser since 1994 and is responsible for investment analysis, research, due diligence and portfolio management.

    COREY CASE is Chief Operating Officer and a Managing Director of the Adviser. He has been with the Adviser since January 2001, has an extensive background in risk management and is responsible for the functional oversight of the Risk Management & Quantitative Analysis, Client Solutions, Product Development, Geneva Advisory and Infrastructure groups within the Adviser.

    REMI BOUTEILLE is Deputy Chief Investment Officer and Director of Research and a Managing Director of the Adviser. He has been with the Adviser since 2000 and is responsible for investment analysis, research, due diligence and portfolio management.

    PIERRE CHABRAN is a Vice President of the Adviser. He has been with the Adviser since May 2001 and is responsible for investment analysis, research, due diligence and portfolio management with a focus in Relative Value and Opportunistic/Global Macro strategies.

    Pierre Chabran has been primarily responsible for the day to day management of the Fund's portfolio since early March 2007, including selecting the investment funds in which the Fund will invest and allocating the Fund's assets among those investment funds. Paul Zummo, Corey Case and Remi Bouteille have final decision making authority regarding the investment funds in which the Fund (and the other pooled investment vehicles and accounts which are managed by the Adviser ("Other Adviser Accounts")) will be permitted to invest.

    The following table lists the number and types of other accounts advised by the persons named above and approximate assets under management in those accounts as of March 31, 2007. The Adviser does not manage any other registered investment companies.


NAME OF PORTFOLIO                 POOLED INVESTMENT VEHICLES                           OTHER ACCOUNTS

MANAGER                       # OF VEHICLES        ASSETS MANAGED           # OF ACCOUNTS          ASSETS MANAGED
                              -------------        --------------           -------------          --------------

Paul Zummo                         14             $5.30 billion (1)               3                 $729 million

Corey Case                         14             $5.30 billion (1)               3                 $729 million

Remi Bouteille                     14             $5.30 billion (1)               3                 $729 million

Pierre Chabran                      1               $65 million                   1                     $355

(1)      Of these assets, $111.9 million across two vehicles are not subject to advisory fees based on performance.


     Potential conflicts of interest may arise regarding the allocation of limited investment opportunities to the Fund and Other Adviser Accounts. Some of the Other Adviser Accounts may have investment objectives, strategies and risks that differ from that of the Fund. Different investments may be purchased for the Fund and for Other Adviser Accounts and the performance of investments purchased by the Fund may differ from that of the investments purchased for Other Adviser Accounts. Transactions placed on behalf of Other Adviser Accounts that are directly or indirectly contrary to investment decisions made for the Fund may have the potential to adversely impact the Fund. The Adviser has adopted and implemented policies and procedures to address the potential conflicts of interest associated with managing multiple accounts on behalf of multiple clients. The Adviser monitors a variety of areas, including compliance with any stated investment guidelines and restrictions and the performance of the Fund and the Other Adviser Accounts, to ensure that each account is being managed appropriately and in accordance with the Adviser's fiduciary obligations to all its clients.

     As of March 31, 2007, the Adviser's portfolio managers receive a compensation package made up of a base salary and an annual discretionary bonus. Discretionary bonuses are closely tied to a variety of factors, including but not limited to, the investment performance of all accounts managed by the Adviser, the Adviser's overall business performance, as well as the individual portfolio manager's contribution to that performance and the Adviser's business generally including the education, training and support of the Adviser's other personnel. Discretionary bonuses are comprised of a combination of mandatory and voluntary bonus deferral programs and a cash component. Mandatory bonus deferral is generally in the form of JPMorgan Chase stock, subject to a vesting period. For certain senior portfolio managers, a part of the mandatory deferral amount may be allocated among different investment choices including a pooled investment vehicle managed by the Adviser, also subject to a vesting period. The voluntary bonus deferral program has various investment choices including a pooled investment vehicle managed by the Adviser.

     As of March 31, 2007, none of the persons involved in the management of the Fund's portfolio beneficially owns any interest in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                           -----------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date     June 7, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date     June 7, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date     June 7, 2007
      --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.